Cover	Jan. 03, 2022
Cover [Abstract]
Entity Registrant Name	MOBILESMITH, INC.
Entity Central Index Key	0001113513
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 03, 2022
Entity Tax Identification Number	95-4439334
Entity File Number	001-32634
Entity Address Postal Zip Code	27607
Entity Address Address Line 1	5400 Trinity Rd.
Entity Address Address Line 2	Suite 208
Entity Address City Or Town	Raleigh
Entity Address State Or Province	NC
City Area Code	855
Local Phone Number	516-2413
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	DE